Cost Of Revenues	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Cost Of Revenues
Cost Of Revenues

NOTE 14. COST OF REVENUES

The components of cost of revenues for the three and six months ended June 30 (in thousands) were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2011	2010	2011	2010
Cost of net pharmaceutical product sales	$198,499	$107,216	$401,212	$201,289
Cost of device, service and other revenues	38,198	—	67,043	—

Total cost of revenues	$236,697	$107,216	$468,255	$201,289

NOTE 17. COST OF REVENUES

The components of cost of revenues for the years ended December 31 (in thousands) were as follows:

	2010	2009	2008
Cost of net sales	$451,096	$375,058	$267,235
Cost of device, service and other revenues	53,661	—	—

Total cost of revenues	$504,757	$375,058	$267,235